Equity	12 Months Ended
Dec. 31, 2017
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Equity

18 Equity

Total equity
	2017	2016	2015
Share capital and share premium
– Share capital	39	39	928
– Share premium	17,006	16,950	16,054

	17,045	16,989	16,982
Other reserves
– Revaluation reserve: Available-for-sale and other	3,447	3,830	3,896
– Revaluation reserve: Cash flow hedge	263	777	666
– Revaluation reserve: Property in own use	203	204	326
– Net defined benefit asset/liability remeasurement reserve	–400	–371	–306
– Currency translation reserve	–1,663	–770	–538
– Share of associates and joint ventures and other	2,527	2,235	1,733
– Treasury shares	–15	–8	–18

	4,362	5,897	5,759
Retained earnings	27,022	24,371	22,231

Shareholders’ equity (parent)	48,429	47,257	44,972
Non-controlling interests	715	606	638

Total equity	49,144	47,863	45,610

Share capital and share premium

Share capital

Share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000			Amount
	2017	2016	2015	2017	2016	2015
Authorised share capital	14,729,000	14,729,000	14,500,000	147	147	3,480
Unissued share capital	10,843,210	10,850,516	10,629,817	108	108	2,552

Issued share capital	3,885,790	3,878,484	3,870,183	39	39	928

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	Amount
Issued share capital as at 1 January 2015	3,858,862	925
Issue of shares	11,321	3

Issued share capital as at 31 December 2015	3,870,183	928
Issue of shares	8,301	2
Transfer to share premium		–891

Issued share capital as at 31 December 2016	3,878,484	39
Issue of shares	7,306

Issued share capital as at 31 December 2017	3,885,790	39

In 2017, ING Groep N.V. issued 7.3 million ordinary shares (2016: 8.3 million depositary receipts for ordinary shares, converted into ordinary shares per 26 July 2016 and 2015: 11.3 million: depositary receipts for ordinary shares). These issues were made in order to fund obligations arising from share-based employee incentive programmes.

During the Annual General Meeting of Shareholders, in 2016, it was decided to reduce the par value per ordinary share from EUR 0.24 (2015) to EUR 0.01. As a result of this, EUR 891 million is attributed to the Share premium. For further information, reference is made to the section ‘Depository receipts for ordinary shares’, below.

In 2017, 2016 and 2015 respectively, ING Groep N.V. issued nil, USD 1,000 million and USD 2,250 million Perpetual Additional Tier 1 Contingent Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of law into ordinary shares if the conditions to such conversion are fulfilled. As a result of this conversion, the issued share capital can increase by no more than 111 million and 250 million ordinary shares, respectively. Reference is made to Note 17 ‘Subordinated loans’.

Ordinary shares

All ordinary shares are in registered form. No share certificates have been issued. Ordinary shares may be transferred by means of a deed of transfer. A transfer of ordinary shares requires written acknowledgement by ING Groep N.V. Ordinary shares are listed on various stock exchanges. The par value of ordinary shares is EUR 0.01 as of 26 July 2016, the date of amendment of the Articles of Association of ING Groep N.V. (2015: EUR 0.24). The authorised ordinary share capital of ING Groep N.V. currently consists of 14,729 million ordinary shares. As at 31 December 2017, 3,886 million ordinary shares were issued and fully paid.

Depositary receipts for ordinary shares

In 2016, ING Group proposed to the Annual General Meeting of Shareholders to amend the Articles of Association, which included the abolishment of the depositary receipt structure via Stichting Aandelen (ING Trust Office).

Following the adoption of the amendments to the Articles of Association, by the Annual General Meeting on 25 April 2016, the depositary receipt structure was abolished on 26 July 2016. As a result of the amendments to the Articles of Association, a holder of a depositary receipt became entitled to ordinary shares in ING in exchange for depositary receipts previously held.

The conversion of ING Groep N.V. depositary receipts for shares into ING Groep N.V. ordinary shares took place on 26 July 2016. On the same date, the related changes to the Articles of Association, including the reduction of the nominal value of the shares from EUR 0.24 to EUR 0.01, were implemented.

ING’s American Depositary Receipts (ADR’s), which are traded on the New York Stock Exchange, remain in place. Similarly, the separate arrangement with the ING Continuity Foundation, regarding its call option to acquire preference shares in ING Group under certain circumstances, remains in place.

As per 26 July 2016, more than 99.9% of the issued ordinary shares were held by Stichting ING Aandelen (ING Trust Office). In exchange for these shares, ING Trust Office issued depositary receipts. These depositary receipts were listed on various stock exchanges. Depositary receipts could be exchanged upon request of the holders of depositary receipts for (non-listed) ordinary shares without any restriction, other than payment of an administrative fee of EUR 0.01 per depositary receipt with a minimum of EUR 25 per exchange transaction.

The holder of a depositary receipt was entitled to receive from ING Trust Office payment of dividends and distributions corresponding to the dividends and distributions received by ING Trust Office on an ordinary share.

Ordinary shares held by ING Group (Treasury shares)

As at 31 December 2017, 0.9 million ordinary shares (2016: 0.6 million ordinary shares and 2015: 1.5 million - depositary receipts for ordinary shares) of ING Groep N.V. with a par value of EUR 0.01 (2015: EUR 0.24) are held by ING Groep N.V. or its subsidiaries. The obligations with regard to the existing stock option plan and the share plans will be funded either by cash or by newly issued shares at the discretion of ING Group.

Share premium

Share premium
	2017	2016	2015
Opening balance	16,950	16,054	16,046
Issue of shares	56	5	8
Transfer from issued share capital		891

Closing balance	17,006	16,950	16,054

The increase in share premium, is a result of the issuance of ordinary shares, is related to share-based employee incentive programmes.

In 2016, the share premium increased by EUR 896 million, mainly as a result of a transfer from issued share capital as described above.

Other reserves

Revaluation reserve: Available-for-sale and other

Changes in revaluation reserve: Available-for-sale and other
	2017	2016	2015
Opening balance	3,830	3,896	6,838
Unrealised revaluations	–293	80	1,188
Realised gains/losses transferred to the statement of profit or loss	–90	–146	–94
Transfer to insurance liabilities/DAC			–254
Impact of deconsolidation of NN Group			–2,940
Impact of partial divestment of NN Group			–855
Changes in composition of the group and other changes			13

Closing balance	3,447	3,830	3,896

In 2017, the available-for-sale revaluation reserve decreased by EUR 383 million mainly due to the revaluation of shares in Bank of Beijing EUR –479 million, partly offset by revaluation of shares in Kotak Mahindra Bank EUR 302 million.

Following the purchase of VISA Europe by VISA Inc. in 2016, the available-for-sale equity securities were derecognised from the statement of financial position with a corresponding release of the available-for-sale revaluation reserve recognised in Equity of EUR 154 million. Reference is made to Note 7 ‘Share of results of associates and joint ventures, and Note 37 ‘Fair value of assets and liabilities’.

In 2015 Transfer to insurance liabilities/DAC comprised the change in insurance liabilities related to NN Group and Voya, until deconsolidation at the end of May 2015.

Revaluation reserve: Cash flow hedge

Changes in revaluation reserve: Cash flow hedge
	2017	2016	2015
Opening balance	777	666	3,877
Changes in cash flow hedge reserve	–514	111	–65
Impact of deconsolidation of NN Group			–2,507
Impact of partial divestment of NN Group			–649
Changes in composition of the group and other changes			10

Closing balance	263	777	666

Revaluation reserve: Property in own use

Changes in revaluation reserve: Property in own use
	2017	2016	2015
Opening balance	204	326	306
Unrealised revaluations	25	5	38
Impact of deconsolidation of NN Group			–9
Impact of partial divestment of NN Group			–3
Changes in composition of the group and other changes	–26	–127	–6

Closing balance	203	204	326

In 2017 and 2016 respectively the EUR –26 million and EUR –127 million is a transfer of revaluation reserve to retained earnings.

Reference is made to Note 27 ‘Discontinued Operations’, for further information on NN Group divestment transactions.

Net defined benefit asset/liability remeasurement reserve

Reference is made to Note 35 ‘Pension and other post-employment benefits’.

Currency translation reserve

Changes in currency translation reserve
	2017	2016	2015
Opening balance	–770	–538	–741
Unrealised revaluations	192	–76	–263
Impact of deconsolidation of NN Group			26
Impact of partial divestment of NN Group			8
Exchange rate differences	–1,085	–156	432

Closing balance	–1,663	–770	–538

Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges.

The hedging strategy is to hedge the CET1 ratio. The net decrease in currency translation reserve of EUR 893 million is mainly caused by exchange rate differences in TRY, USD and AUD, which are not or only partly hedged.

Reference is made to Note 27 ‘Discontinued Operations’, for further information on NN Group divestment transactions.

Share of associates, joint ventures and other reserves

Changes in share of associates, joint ventures and other reserves
	2017	2016	2015
Opening balance	2,235	1,733	1,483
Result for the year	153	124	131
Transfer to/from retained earnings	139	265
Changes in composition of the group and other changes		113	119

Closing balance	2,527	2,235	1,733

Treasury shares

Changes in treasury shares
	Amount			Number
	2017	2016	2015	2017	2016	2015
Opening balance	–8	–18	–46	600,634	1,464,025	4,302,122
Purchased/sold	–7	10	28	343,623	–863,391	–2,810,775
Share-based payments						–27,322

Closing balance	–15	–8	–18	944,257	600,634	1,464,025

Retained earnings

Changes in retained earnings
	2017	2016	2015
Opening balance	24,371	22,231	19,370
Transfer to/from share of associates and joint ventures reserves	–139	–265
Result for the year	5,311	4,851	4,795
Impact of partial divestment of NN Group			–258
Dividend	–2,564	–2,521	–1,393
Coupon on Undated subordinated notes issued by NN Group			–19
Employee stock options and share plans	21	75	105
Changes in composition of the group and other changes	22		–369

Closing balance	27,022	24,371	22,231

In 2017, a cash dividend of EUR 2,564 million was paid to the shareholders of ING Group.

In 2016, a cash dividend of EUR 2,521 million was paid to the shareholders of ING Group.

In 2015, a cash dividend of EUR 1,393 million was paid to the shareholders of ING Group.

In 2015, the coupon on Undated subordinated notes issued by NN Group comprised coupon payments for the five months, until deconsolidation of NN Group at the end of May 2015.

For further information, reference is made to Note 29 ‘Dividend per ordinary share’ and Note 27 ‘Discontinued Operations’.

Non-controlling interests

In 2015, Non-controlling interests decreased by EUR 7,434 million and was mainly related to the deconsolidation of NN Group. Reference is made to Note 27 ‘Discontinued Operations’.

Ordinary shares - Restrictions with respect to dividend and repayment of capital

The following equity components cannot be freely distributed: Revaluation reserves (being Available for-sale and other, Cash flow hedge, Property in own use, and Net defined benefit asset/liability remeasurement reserve), Currency translation reserve, Share of associates and joint ventures reserve, and the part of the Retained earnings that relate to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN.

As at 31 December 2017, an amount of EUR 1,478 million (2016: EUR 1,325 million; 2015: EUR 1,201 million) related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN is included.

ING Groep N.V. is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its ordinary shares. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital, and reserves required by law.

Moreover, ING Groep N.V.’s ability to pay dividends is dependent on the dividend payment ability of its subsidiaries, associates and joint ventures. ING Groep N.V. is legally required to create a non-distributable reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves. Such restrictions may among others be of a similar nature as the restrictions which apply to ING Groep N.V., including minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries.

Non distributable reserves, determined in accordance with the financial reporting requirements included in Part 9 of Book 2 of the Dutch Civil Code, from ING Group’s subsidiaries, associates and joint ventures are as follows:

Non-distributable reserves
	2017	2016	2015
ING Bank	7,603	7,310	6,824
Other	75	69

Non-distributable reserves	7,678	7,379	6,824

Furthermore there are restrictions to the ability of subsidiaries, associates and joint ventures to distribute reserves to ING Groep N.V. as a result of minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries operate.

In addition to the legal and regulatory restrictions on distributing dividends from subsidiaries, associates and joint ventures to ING Groep N.V. there are various other considerations and limitations that are taken into account in determining the appropriate levels of equity in the Group’s subsidiaries, associates and joint ventures. These considerations and limitations include, but are not restricted to, rating agency and regulatory views, which can change over time; it is not possible to disclose a reliable quantification of these limitations. For an overview of the minimal capital requirements of ING Group refer to the ‘Capital Management’ section.

Without prejudice to the authority of the Executive Board to allocate profits to reserves and to the fact that the ordinary shares are the most junior securities issued by ING Groep N.V., no specific dividend payment restrictions with respect to ordinary shares exist.

Furthermore, ING Groep N.V. is subject to legal restrictions with respect to repayment of capital to holders of ordinary shares. Capital may be repaid to the holders of ordinary shares pursuant to an amendment of ING Groep N.V.’s Articles of Association whereby the ordinary shares are written down.

Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING Groep N.V.’s creditors opposes such a repayment within two months following the announcement of a resolution to that effect.

Cumulative preference shares (not issued)

Pursuant to the Articles of Association of ING Groep N.V. the authorised cumulative preference share capital consists of 4.6 billion cumulative preference shares, of which none have been issued. The par value of these cumulative preference shares is EUR 0.01.

The cumulative preference shares rank before the ordinary shares in entitlement to dividend and to distributions upon liquidation of ING Groep N.V.

The dividend on the cumulative preference shares will be equal to a percentage, calculated on the amount compulsorily paid up or yet to be paid up. This percentage shall be equal to the average of the Euro OverNight Index Average (EONIA) as calculated by the European Central Bank during the financial year for which the distribution is made; this percentage being weighted on the basis of the number of days for which it applies, and increased by 2.5 percentage points.

If and to the extent that the profit available for distribution is not sufficient to pay the dividend referred to above in full, the shortfall will be made up from the reserves insofar as possible. If, and to the extent that, the dividend distribution cannot be made from the reserves, the profits earned in subsequent years shall first be used to make up the shortfall before any distribution may be made on shares of any other category.

ING Groep N.V.’s Articles of Association make provision for the cancellation of cumulative preference shares. Upon cancellation of cumulative preference shares and upon liquidation of ING Groep N.V., the amount paid up on the cumulative preference shares will be repaid together with the accrued dividend as well as any dividend shortfall in preceding years, insofar as this shortfall has not yet been made up.

Cumulative preference shares - Restrictions with respect to dividend and repayment of capital

ING Groep N.V. is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its cumulative preference shares, when issued. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital, and reserves required by law.

Moreover, ING Groep N.V.’s ability to pay dividends is dependent on the dividend payment ability of its subsidiaries, associates and joint ventures. ING Groep N.V. is legally required to create a non-distributable reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves. Such restrictions may among others be of a similar nature as the restrictions which apply to ING Groep N.V., including minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries.

No specific dividend payment restrictions with respect to the cumulative preference shares exist.

Furthermore, ING Groep N.V. is subject to legal restrictions with respect to repayment of capital to holders of cumulative preference shares. Capital may be repaid to the holders of cumulative preference shares pursuant to (i) an amendment of ING Groep N.V.’s Articles of Association whereby the cumulative preference shares are written-down or (ii) a resolution to redeem and cancel the cumulative preference shares.

Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING Groep N.V.’s creditors opposes such a repayment within two months following the announcement of a resolution to that effect.